SIGNIFICANT TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020		Sep. 30, 2021	Sep. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Profit / (loss) after tax for the period	$ 68	$ 24	[1]	$ 88	$ 59	[1]
Algeria
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenue	170	173		493	519
Operating expenses	(91)	(137)		(377)	(427)
Other expenses	(3)	(4)		(13)	(12)
Profit / (loss) before tax for the period	76	32		103	80
Income tax benefit / (expense)	(8)	(8)		(15)	(21)
Profit / (loss) after tax for the period	68	24		88	59
Other comprehensive income / (loss)	(28)	(1)		(53)	(125)
Total comprehensive income / (loss)	$ 40	$ 23		$ 35	$ (66)

[1]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)